INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 455	$ 428
Intangible assets, accumulated amortization	(235)	(170)
Finite-Lived Intangible Assets, Net		258
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	107	101
Intangible assets, accumulated amortization	(107)	(84)
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	348	327
Intangible assets, accumulated amortization	(128)	(86)
Less: accumulated impairment loss	$ (220)	$ 0